Financial assets at FVTOCI and AFS financial assets_Details of financial assets at FVTOCI and AFS financial assets (Details)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)		Dec. 31, 2017 KRW (₩)
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	₩ 14,644,608,000,000	[1]	$ 13,171,981,000	[1]	₩ 0
Financial assets available-for-sale	0		$ 0		15,352,950,000,000
Debt securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	13,688,690,000,000
Financial assets available-for-sale					13,058,988,000,000
Korean treasury and government agencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	2,195,526,000,000
Financial assets available-for-sale					2,330,567,000,000
Financial institutions
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	7,370,107,000,000
Financial assets available-for-sale					5,217,266,000,000
Corporates
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	1,797,635,000,000
Financial assets available-for-sale					2,725,232,000,000
Asset-backed securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	0
Financial assets available-for-sale					308,181,000,000
Bond denominated in foreign currencies
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	2,325,422,000,000
Financial assets available-for-sale					2,442,579,000,000
Other debt securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets available-for-sale					35,163,000,000
Securities loaned
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	50,139,000,000
Financial assets available-for-sale					170,256,000,000
Equity securities
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	905,779,000,000
Financial assets available-for-sale					1,411,078,000,000
Beneficiary certificates
Disclosure of financial assets at fair value through other comprehensive income [Line Items]
Financial assets at FVTOCI	₩ 0
Financial assets available-for-sale					₩ 712,628,000,000

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.